Schedule of Investments (unaudited) December 31, 2019	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Corp. America Airports SA(a)(b)	355,276	$2,131,656

Australia — 10.0%
Atlas Arteria Ltd.	8,344,946	45,931,414
Qube Holdings Ltd.	19,976,510	46,199,794
Sydney Airport	13,743,518	83,664,329
Transurban Group	16,519,970	173,145,584

		348,941,121

Brazil — 0.6%
Centrais Eletricas Brasileiras SA, ADR	391,143	3,645,453
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	492,263	7,408,558
Ultrapar Participacoes SA, ADR	1,726,948	10,810,694

		21,864,705

Canada — 11.1%
Enbridge Inc.	4,617,541	183,847,034
Gibson Energy Inc.	329,797	6,762,524
Inter Pipeline Ltd.	942,702	16,385,967
Keyera Corp.	489,887	12,852,096
Pembina Pipeline Corp.	1,166,053	43,279,068
TC Energy Corp.	2,128,213	113,504,693
Westshore Terminals Investment Corp.	549,518	8,030,358

		384,661,740

Chile — 0.3%
Enel Americas SA, ADR	1,049,178	11,519,975

China — 4.8%
Beijing Capital International Airport Co. Ltd., Class H	20,396,000	19,763,059
Beijing Enterprises Water Group Ltd.	8,692,000	4,395,195
CGN Power Co. Ltd., Class H(c)	14,673,000	3,916,918
China Gas Holdings Ltd.	3,002,000	11,250,083
China Merchants Port Holdings Co. Ltd.	16,182,000	27,372,207
China Resources Gas Group Ltd.	1,186,000	6,514,644
COSCO SHIPPING Ports Ltd.	21,308,000	17,447,193
Guangdong Investment Ltd.	4,120,000	8,618,804
Jiangsu Expressway Co. Ltd., Class H	15,236,000	20,883,554
Kunlun Energy Co. Ltd.	5,696,000	5,029,451
Shenzhen International Holdings Ltd.	11,815,500	25,960,800
Zhejiang Expressway Co. Ltd., Class H	17,900,000	16,310,737

		167,462,645

France — 6.4%
Aeroports de Paris	406,830	80,418,965
Engie SA	2,639,750	42,668,899
Gaztransport Et Technigaz SA	50,657	4,856,054
Getlink SE	5,412,841	94,237,384

		222,181,302

Germany — 1.3%
Fraport AG Frankfurt Airport Services Worldwide	460,150	39,141,745
Hamburger Hafen und Logistik AG	262,141	7,220,972

		46,362,717

Italy — 7.8%
ASTM SpA	442,281	13,384,567
Atlantia SpA	5,858,720	136,723,569
Enav SpA(c)	3,171,958	18,941,973
Enel SpA	11,116,240	88,244,230
Societa Iniziative Autostradali e Servizi SpA	846,970	14,203,807

		271,498,146

Security	Shares	Value

Mexico — 3.9%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	535,691	$32,109,318
Grupo Aeroportuario del Pacifico SAB de CV, ADR	469,293	55,662,843
Grupo Aeroportuario del Sureste SAB de CV, ADR	251,951	47,213,098

		134,985,259

Netherlands — 0.2%
Koninklijke Vopak NV	151,716	8,230,654

New Zealand — 2.0%
Auckland International Airport Ltd.	11,770,310	69,482,350

Singapore — 0.5%
Hutchison Port Holdings Trust, Class U	67,442,900	11,600,179
SIA Engineering Co. Ltd.	3,065,700	6,429,386

		18,029,565

Spain — 7.6%
Aena SME SA(c)	915,636	175,240,061
Iberdrola SA	8,612,316	88,746,001

		263,986,062

Switzerland — 1.3%
Flughafen Zurich AG, Registered	237,119	43,268,371

United Kingdom — 3.0%
National Grid PLC	5,404,588	67,609,347
Signature Aviation PLC	9,047,911	38,020,311

		105,629,658

United States — 38.6%
American Electric Power Co. Inc.	711,116	67,207,573
American Water Works Co. Inc.	260,159	31,960,533
Cheniere Energy Inc.(a)(b)	533,133	32,558,432
Consolidated Edison Inc.	478,322	43,273,791
Dominion Energy Inc.	1,183,642	98,029,231
DTE Energy Co.	263,974	34,282,303
Duke Energy Corp.	1,049,260	95,703,005
Edison International	515,686	38,887,881
Equitrans Midstream Corp.	465,494	6,219,000
Eversource Energy	466,020	39,644,321
Exelon Corp.	1,399,181	63,788,662
FirstEnergy Corp.	777,637	37,793,158
Kinder Morgan Inc./DE	4,441,914	94,035,319
Macquarie Infrastructure Corp.	967,147	41,432,578
NextEra Energy Inc.	703,852	170,444,800
ONEOK Inc.	942,213	71,297,258
Public Service Enterprise Group Inc.	728,168	42,998,320
Sempra Energy	395,382	59,892,465
Southern Co. (The)	1,505,242	95,883,916
Targa Resources Corp.	531,732	21,710,618
WEC Energy Group Inc.	454,260	41,896,400
Williams Companies Inc. (The)	2,765,306	65,593,058
Xcel Energy Inc.	755,148	47,944,347

		1,342,476,969

Total Common Stocks — 99.5% (Cost: $3,088,707,361)		3,462,712,895

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	1,398,809	$4,769,939

Total Preferred Stocks — 0.1% (Cost: $4,981,379)		4,769,939

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(e)(f)	2,866,170	2,867,316
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	3,572,606	3,572,606

		6,439,922

Total Short-Term Investments — 0.2% (Cost: $6,439,922)		6,439,922

Total Investments in Securities — 99.8% (Cost: $3,100,128,662)		3,473,922,756

Other Assets, Less Liabilities — 0.2%		8,316,472

Net Assets — 100.0%		$3,482,239,228

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,259,171	(1,393,001)	2,866,170	$2,867,316	$124,396	(a)	$(384)	$(860)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,479,518	2,093,088	3,572,606	3,572,606	50,907		—	—

				$6,439,922	$175,303		$(384)	$(860)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	22	03/19/20	$2,553	$(62,798)
DJ U.S. Real Estate	124	03/20/20	4,557	81,359
IBEX 35 Index	31	01/17/20	3,315	(20,046)
S&P/TSX 60 Index	40	03/19/20	6,246	(15,628)

				$(17,113)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Infrastructure ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,462,712,895	$—	$—	$3,462,712,895
Preferred Stocks	4,769,939	—	—	4,769,939
Money Market Funds	6,439,922	—	—	6,439,922

	$3,473,922,756	$—	$—	$3,473,922,756

Derivative financial instruments(a)
Assets
Futures Contracts	$81,359	$—	$—	$81,359
Liabilities
Futures Contracts	(98,472)	—	—	(98,472)

	$(17,113)	$—	$—	$(17,113)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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